Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
SBA Defined Contribution Plan for Citizens and Farmers Bank (the Plan)
Fair Value Measurements
Schedule of investments at fair value

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$15,970,797	$—	$—	$15,970,797
Employer Common Stock	2,035,964	—	—	2,035,964
Collective Trust Funds, Measured at NAV*	—	—	—	49,501,271
Total Investments Measured at Fair Value	$18,006,761	$—	$—	67,508,032

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$14,993,042	$—	$—	$14,993,042
Employer Common Stock	1,926,961	—	—	1,926,961
Collective Trust Funds, Measured at NAV*	—	—	—	42,776,595
Total Investments Measured at Fair Value	$16,920,003	$—	$—	59,696,598